Stockholders' Deficit (Details Textual) - USD ($)		3 Months Ended						9 Months Ended	12 Months Ended
	Jul. 09, 2018	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Common stock, par value									$ 0.001	$ 0.001
Common stock, shares issued		78,685,171						78,685,171	61,796,680	53,773,856
Common stock, shares outstanding		78,685,171						78,685,171	61,796,680	53,773,856
Issuance of common stock for debt, shares		9,543,308						16,049,577
Converted into stock value		$ 843,818						$ 1,467,274
Common stock issued for services		43,600	$ 88,673						$ 308,768	$ 345,657
Common stock issued for interest		$ 93,818	$ 25,008	$ 36,478	$ 40,936	$ 15,739	$ 26,597	$ 131,017	88,762	95,805
Warrants issued for services								81,243
Warrants issued for services conversion amount								$ 1,507,218
Issuance of common stock for convertible debt									$ 6,056,168	1,327,953
Issuance of common stock for sale										50,000
Issuance of common stock for payment										63,850
Issuance of common stock for the exercise of warrants										$ 120,000
Common stock, Shares authorized		200,000,000						200,000,000	200,000,000	200,000,000
Preferred stock, Shares authorized	1,000,000	100,000,000						100,000,000	100,000,000	1,000,000
Preferred stock, par value	$ 0.001	$ 0.001						$ 0.001	$ 0.001	$ 0.001
Designated preferred shares voting, description	The 1,000,000 shares 10,000 shares are designated as Series A preferred Stock Holders of Common Stock are each entitled to cast 100,000 votes for each Share held of record on all matters presented to shareholders.
Description of ownership	In addition to his ownership of the common stock, Mr. Folkson owns 1,000 shares of our Series A Preferred Stock ("A Stock") which votes with the common stock and has an aggregate of 100,000,000 votes.
Warrants expiration term			5 years						4 years
Aggregate intrinsic value of warrants									$ 28,025	$ 318,450
Loss on fair value of shares issued upon notes conversion		$ 1,507,218	$ (39,065)	397,532					977,000	2,736,601
Common Stock [Member]
Common stock, shares issued		78,685,171						78,685,171
Issuance of common stock for debt, shares		225,000						836,630
Common stock issued for services		$ 255	$ 584						$ 1,386	$ 484
Common stock issued for services, shares		255,000	583,914						1,385,990	483,808
Conversion amount								$ 1,865,685
Common stock issued for interest		$ 1,065	$ 336	$ 313	$ 321	$ 107	$ 110	$ 146,954	$ 581	$ 668
Common stock issued for interest, shares		1,065,263	336,132	312,938	320,650	107,227	110,404		580,666	667,959
Issuance of common stock for convertible debt, shares									961,000	9,247,414
Issuance of common stock for sale, shares										84,389
Issuance of common stock for payment, shares										281,957
Issuance of common stock for the exercise of warrants, shares										400,000
Warrants, description									A portion of the 500,000 warrants shown below at an exercise price of $.15 have not yet vested. These warrants were issued as compensation for a four-year advisory agreement. 150,000 warrants vested on July 24, 2018, another 150,000 on July 24, 2019, another would vest 150,000 on July 24, 2020, and the remaining 50,000 on July 24, 2021, should advisor complete the term of his engagement.
Loss on fair value of shares issued upon notes conversion
Common Class A [Member]
Common stock, par value		$ 0.001						$ 0.001
Common stock, shares issued									61,796,680